Financial Instruments And Risks - Summary of Out The Group's Financial Assets And Financial Liabilities Exposed To Interest Rate Risk (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash at bank	¥ 34,743,188	¥ 24,158,568	¥ 7,352,394
Restricted cash	30,453,539	23,029,588
Financial assets at fair value through profit or loss	31,023,211	34,423,897
Financial assets at amortized cost	3,784,613	6,563,969
Financial assets purchased under reverse repurchase agreements	5,527,177	700,007
Accounts and other receivables and contract assets	22,344,773	23,325,978
Loans to customers	214,972,110	119,825,814
LIABILITIES
Payable to platform investors	2,747,891	9,114,906
Borrowings	25,927,417	10,315,445
Accounts and other payables and contract liabilities	8,814,255	5,483,757
Payable to investors of consolidated structured entities	195,446,140	110,367,718
Financing guarantee liabilities	2,697,109	748,674
Lease liabilities	794,544	979,419
Convertible promissory note payable	10,669,498	10,117,188
Convertible redeemable preferred shares	7,405,103	7,530,542
Total financial liabilities	254,501,957	154,657,649
Total interest rate sensitivity gap	88,346,654	77,370,132
Gross carrying amount [member]
ASSETS
Cash at bank	34,743,188	24,158,568
Restricted cash	30,453,539	23,029,588
Financial assets at fair value through profit or loss	31,023,211	34,423,897
Financial assets at amortized cost	5,123,589	7,735,834	¥ 10,010,959	¥ 3,484,927
Financial assets purchased under reverse repurchase agreements	5,527,177	700,007
Accounts and other receivables and contract assets	22,344,773	23,325,978
Loans to customers	214,972,110	119,825,814
Total financial assets	342,848,611	232,027,821
Not later than three months [member]
ASSETS
Cash at bank	29,263,128	23,785,651
Restricted cash	27,792,006	23,029,588
Financial assets at fair value through profit or loss	12,544,935	966,000
Financial assets at amortized cost	1,168,502	1,204,990
Financial assets purchased under reverse repurchase agreements	5,527,177	700,007
Loans to customers	51,563,466	27,757,023
Total financial assets	127,859,214	77,443,259
LIABILITIES
Borrowings	13,074,069	8,778,581
Payable to investors of consolidated structured entities	46,086,474	24,875,127
Lease liabilities	141,719	140,889
Total financial liabilities	59,302,262	33,794,597
Nominal amount of interest rate swap	(8,224,653)	(8,417,121)
Total interest rate sensitivity gap	76,781,605	52,065,783
Later than three months and not later than one year [member]
ASSETS
Cash at bank	70,579	56,444
Restricted cash	554,499
Financial assets at fair value through profit or loss	3,459,334	5,421,035
Financial assets at amortized cost	500,740	1,683,332
Loans to customers	98,295,888	54,104,955
Total financial assets	102,881,040	61,265,766
LIABILITIES
Borrowings	12,853,348	1,536,475
Payable to investors of consolidated structured entities	95,848,045	50,551,124
Lease liabilities	322,317	400,965
Total financial liabilities	109,023,710	52,488,564
Total interest rate sensitivity gap	(6,142,670)	8,777,202
Later than one year and not later than two years [member]
ASSETS
Cash at bank	363,691	6,190
Restricted cash	1,786,219
Financial assets at fair value through profit or loss	919,458	9,230,584
Financial assets at amortized cost	920,815	1,816,323
Loans to customers	51,345,667	30,195,692
Total financial assets	55,335,850	41,248,789
LIABILITIES
Borrowings		389
Payable to investors of consolidated structured entities	48,048,309	29,978,064
Lease liabilities	238,250	316,653
Convertible promissory note payable	10,669,498
Convertible redeemable preferred shares	7,405,103
Total financial liabilities	66,361,160	30,295,106
Nominal amount of interest rate swap	8,224,653
Total interest rate sensitivity gap	(19,249,963)	10,953,683
Later than two years and not later than three years [member]
ASSETS
Cash at bank	1,538,551	310,283
Restricted cash	306,371
Financial assets at fair value through profit or loss	262,969	1,399,389
Financial assets at amortized cost	107,676	803,062
Loans to customers	11,182,096	6,559,344
Total financial assets	13,397,663	9,072,078
LIABILITIES
Payable to investors of consolidated structured entities	5,463,312	4,963,403
Lease liabilities	83,166	103,387
Convertible promissory note payable		10,117,188
Convertible redeemable preferred shares		7,530,542
Total financial liabilities	5,546,478	22,714,520
Nominal amount of interest rate swap		8,417,121
Total interest rate sensitivity gap	7,851,185	(22,059,563)
Later than three years [member]
ASSETS
Cash at bank	3,507,239
Restricted cash	14,444
Financial assets at fair value through profit or loss		848,231
Loans to customers	1,002
Total financial assets	3,522,685	848,231
LIABILITIES
Lease liabilities	9,092	17,525
Total financial liabilities	9,092	17,525
Total interest rate sensitivity gap	3,513,593	830,706
Overdue [Member]
ASSETS
Financial assets at fair value through profit or loss	1,164,095	1,260,315
Financial assets at amortized cost	1,086,880	1,056,262
Loans to customers	2,583,991	1,208,800
Total financial assets	4,834,966	3,525,377
LIABILITIES
Total interest rate sensitivity gap	4,834,966	3,525,377
No Interest [Member]
ASSETS
Financial assets at fair value through profit or loss	12,672,420	15,298,343
Financial assets at amortized cost
Accounts and other receivables and contract assets	22,344,773	23,325,978
Total financial assets	35,017,193	38,624,321
LIABILITIES
Payable to platform investors	2,747,891	9,114,906
Accounts and other payables and contract liabilities	8,814,255	5,483,757
Financing guarantee liabilities	2,697,109	748,674
Total financial liabilities	14,259,255	15,347,337
Total interest rate sensitivity gap	¥ 20,757,938	¥ 23,276,984